Prepayment for property and equipment (Details Narrative) - USD ($) $ in Millions	6 Months Ended	24 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Prepayment for property and equipment
Prepayment for property and equipment	$ 3.8
Contractual obligations paid		$ 0.2
Contractual obligation paid for ground work.	$ 0.2